Furniture, Equipment, Purchased Software and Leasehold Improvements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	$ 38,128,000				$ 35,742,000
Tradeweb Markets LLC | Successor
Property, Plant and Equipment [Line Items]
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	38,128,000
Depreciation and amortization expense	3,094,000
Tradeweb Markets LLC | Successor | Furniture, equipment, purchased software and leasehold improvements
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	(3,036,000)
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	38,128,000
Tradeweb Markets LLC | Successor | Computer hardware
Property, Plant and Equipment [Line Items]
Gross amount	22,818,000
Tradeweb Markets LLC | Successor | Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross amount	12,339,000
Tradeweb Markets LLC | Successor | Purchased software
Property, Plant and Equipment [Line Items]
Gross amount	3,039,000
Tradeweb Markets LLC | Successor | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Gross amount	$ 2,968,000
Tradeweb Markets LLC | Predecessor
Property, Plant and Equipment [Line Items]
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization			$ 27,031,000
Depreciation and amortization expense		$ 9,270,000	11,959,000	$ 12,910,000
Tradeweb Markets LLC | Predecessor | Furniture, equipment, purchased software and leasehold improvements
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization			(87,301,000)
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization			27,031,000
Tradeweb Markets LLC | Predecessor | Computer hardware
Property, Plant and Equipment [Line Items]
Gross amount			67,852,000
Tradeweb Markets LLC | Predecessor | Leasehold improvements
Property, Plant and Equipment [Line Items]
Gross amount			27,139,000
Tradeweb Markets LLC | Predecessor | Purchased software
Property, Plant and Equipment [Line Items]
Gross amount			12,991,000
Tradeweb Markets LLC | Predecessor | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Gross amount			$ 6,350,000